Taxes (Details 2) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 151,311	$ 20,018
Lease liabilities	43,867	59,837
Allowance for doubtful account	(6,624)
Deferred tax assets	188,554	79,855
ROU assets	(45,785)	(61,717)
Deferred tax liabilities	(45,785)	(61,717)
Valuation allowance	(142,769)	(18,138)
Deferred tax assets (liabilities), net